DISAGGREGATED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE FROM CONTRACTS WITH CUSTOMERS

The following is the Company’s revenue from contracts with customers that are recognized at a point in time, in accordance with ASC Topic 606, by major transactional based services:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000

Securities brokerage services
Securities brokerage commission income	3,513	2,145	2,117	272
Securities brokerage handling fee	261	349	378	49
	3,774	2,494	2,495	321

Placing services
Placing commission income	8,237	-	-	-

Asset management services
Fund setup fee	308	-	-	-
Fund subscription fee	81	247	287	37
	389	247	287	37

Total revenues recognized at a point in time	12,400	2,741	2,782	358

The following is the Company’s revenue from contracts with customers for services recognized over a period of time in accordance with ASC Topic 606, by major service type:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000
Interest income
Margin financing	5,981	3,059	1,475	190
Money Lending	-	-	2,734	351
	5,981	3,059	4,209	541
Asset management services
Management fee income	3,558	3,948	3,448	442

Total revenues recognized over a period of time	9,539	7,007	7,657	983